RESERVES (Tables)	12 Months Ended
Jun. 30, 2018
RESERVES
Schedule of reserves

Foreign currency translation	765,930	1,288,896
Share-based payments	4,885,232	4,755,597

Total reserves	5,651,162	6,044,493

Reconciliation of foreign currency translation reserve

Balance at the beginning of the financial year	1,288,896	1,419,551
Add: net currency translation gain / (loss)	(522,966)	(130,655)

Balance at the end of the financial year	765,930	1,288,896

Reconciliation of share-based payments reserve

Balance at the beginning of the financial year	4,755,597	4,635,310
Add: share-based payments expense	129,635	120,287

Balance at the end of the financial year	4,885,232	4,755,597